March 29, 2001

VIA EDGAR LINK
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

         Re: Pruco Life of New Jersey Flexible Premium Variable Annuity Account (File no. 333-18117)

Dear Commissioners:

         On behalf of Pruco Life Insurance Company of New Jersey and the Pruco Life of New Jersey Flexible Premium Variable Annuity Account ("the Account"), we hereby submit the annual report of the Account for filing with the Securities and Exchange Commission pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the "Act"). The annual report is for the year ending December 31, 2000, and has been transmitted to contract owners in accordance with Rule 30d-2 under the Act.

         In addition to information transmitted herewith, we incorporate by reference the following annual reports with respect to the following specific portfolios: AIM V.I. Growth and Income, AIM V.I. Value Fund, Janus Growth, Janus International Growth, MFS Emerging Growth, MFS Research Series, OCC Managed, OCC Small Cap, T. Rowe Price Equity Income, T. Rowe Price International Stock, Warburg Pincus Trust, Global Post-Venture Capital, Franklin Small Cap Investments Fund-Class 2, American Century VP Value, Alliance Premier Growth, Davis Value; The Prudential Series Fund: Diversified Bond, Diversified Conservative Growth, Equity Income, Equity, Global, High Yield Bond, Money Market, Prudential Jennison, Small Capitalization Stock, Stock Index and 20/20 Focus.



Filer/Entity:              AIM V.I. Growth and Income Fund and AIM V.I. Value Fund
Registration No.:          811-07452
CIK No.:                   0000896435
Accession No.:             0000899243-01-000534
Date of Filing:            03/09/01

Filer/Entity:              Janus Aspen Series
Registration No.:          811-07736
CIK No.:                   0000906185
Accession No.:             0001012709-01-000337
Date of Filing:            02/21/01

Filer/Entity:              MFS Emerging Growth Portfolio
Registration No.:          811-08326
CIK No.:                   0000918571
Accession No.:             0000950156-01-000080
Date of Filing:            02/14/01

Filer/Entity:              MFS Research Series
Registration No.:          811-08326
CIK No.:                   0000918571
Accession No.:             0000950156-01-000072
Date of Filing:            02/14/01

Filer/Entity:              OCC Accumulation--Managed Portfolio
Registration No.:          811-08512
CIK No.:                   0000923185
Accession No.:             0000912057-01-006862
Date of Filing:            02/28/01

Filer/Entity:              OCC Accumulation -- Small Cap Portfolio
Registration No.:          811-08512
CIK No.:                   0000923185
Accession No.:             0000912057-01-006862
Date of Filing:            02/28/01

Filer/Entity:              T. Rowe Price Equity Income Portfolio
Registration No.:          811-07143
CIK No.:                   0000918294
Accession No.:             00000918294-01-000005
Date of Filing:            02/27/01

Filer/Entity:              T. Rowe Price International Stock Portfolio
Registration No.:          811-07145
CIK No.:                   0000941568
Accession No.:             00000918292-01-000001
Date of Filing:            02/27/01

Filer/Entity:              Warburg Pincus Trust Global Post-Venture Capital Portfolio
Registration No.:          811-07261
CIK No.:                   0000941568
Accession No.:             0000935069-000144
Date of Filing:            03/05/01

Filer/Entity:              Alliance Premier Growth Portfolio
Registration No.:          811-05398
CIK No.:                   0000825316
Accession No.:             936772-01-1102
Date of Filing:            02/27/01

Filer/Entity:              American Century Variable Portfolios, Inc.
Registration No.:          811-05188
CIK No.:                   0000814680
Accession No.:             0000814680-01-000002
Date of Filing:            02/21/01

Filer/Entity:              Davis Value Portfolio
Registration No.:          811-09293
CIK No.:                   0001084060
Accession No.:             0000950136-01-000343
Date of Filing:            02/21/01

Filer/Entity:              Franklin Templeton Variable Insurance Products Trust
Registration No.:          811-05583
CIK No.:                   0000837274
Accession No.:             0000837274-01-000016
Date of Filing:            03/02/01

If you have any questions regarding this filing, please contact me at (973) 802-6997.

                           Sincerely,


                           /s/ C. Christopher Sprague
                           C. Christopher Sprague
                           Vice President and Corporate Counsel

March 29, 2001

VIA EDGAR LINK
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

         Re: Pruco Life of New Jersey Flexible Premium Variable Annuity Account (File no. 333-86083)

Dear Commissioners:

         On behalf of Pruco Life Insurance Company of New Jersey and the Pruco Life of New Jersey Flexible Premium Variable Annuity Account ("the Account"), we hereby submit the annual report of the Account for filing with the Securities and Exchange Commission pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the "Act"). The annual report is for the year ending December 31, 2000, and has been transmitted to contract owners in accordance with Rule 30d-2 under the Act.

         In addition to information transmitted herewith, we incorporate by reference the following annual reports with respect to the following specific portfolios: AIM V.I. Growth and Income, AIM V.I. Value Fund, Janus Growth, Janus International Growth, MFS Emerging Growth, MFS Research Series, OCC Managed, OCC Small Cap, T. Rowe Price Equity Income, T. Rowe Price International Stock, Warburg Pincus Trust, Global Post-Venture Capital, Franklin Small Cap Investments Fund-Class 2, American Century VP Value, Alliance Premier Growth, Davis Value; The Prudential Series Fund: Diversified Bond, Diversified Conservative Growth, Equity Income, Equity, Global, High Yield Bond, Money Market, Prudential Jennison, Small Capitalization Stock, Stock Index and 20/20 Focus.


Filer/Entity:                      AIM V.I. Growth and Income Fund and AIM V.I. Value Fund
Registration No.:                  811-07452
CIK No.:                           0000896435
Accession No.:                     0000899243-01-000534
Date of Filing:                    03/09/01

Filer/Entity:                      Janus Aspen Series
Registration No.:                  811-07736
CIK No.:                           0000906185
Accession No.:                     0001012709
Date of Filing:                    02/21/01

Filer/Entity:                      MFS Emerging Growth Portfolio
Registration No.:                  811-08326
CIK No.:                           0000918571
Accession No.:                     0000950156-01-000080
Date of Filing:                    02/14/01

Filer/Entity:                      MFS Research Series
Registration No.:                  811-08326
CIK No.:                           0000918571
Accession No.:                     0000950156-01-000072
Date of Filing:                    02/14/01

Filer/Entity:                      OCC Accumulation--Managed Portfolio
Registration No.:                  811-08512
CIK No.:                           0000923185
Accession No.:                     0000912057-01-006862
Date of Filing:                    02/28/01

Filer/Entity:                      OCC Accumulation -- Small Cap Portfolio
Registration No.:                  811-08512
CIK No.:                           0000923185
Accession No.:                     0000912057-01-006862
Date of Filing:                    02/28/01

Filer/Entity:                      T. Rowe Price Equity Income Portfolio
Registration No.:                  811-07143
CIK No.:                           0000918294
Accession No.:                     00000918294-01-000005
Date of Filing:                    02/27/01

Filer/Entity:                      T. Rowe Price International Stock Portfolio
Registration No.:                  811-07145
CIK No.:                           0000941568
Accession No.:                     0000918292-01-000001
Date of Filing:                    02/27/01

Filer/Entity:                      Warburg Pincus Trust Global Post-Venture Capital Portfolio
Registration No.:                  811-07261
CIK No.:                           0000941568
Accession No.:                     0000935069-000144
Date of Filing:                    03/05/01

Filer/Entity:                      Alliance Premier Growth Portfolio
Registration No.:                  811-05398
CIK No.:                           0000825316
Accession No.:                     936772-01-1102
Date of Filing:                    02/27/01

Filer/Entity:                      American Century Variable Portfolios, Inc.
Registration No.:                  811-05188
CIK No.:                           0000814680
Accession No.:                     0000814680-01-000002
Date of Filing:                    02/21/01

Filer/Entity:                      Davis Value Portfolio
Registration No.:                  811-09293
CIK No.:                           0001084060
Accession No.:                     0000950136-01-000343
Date of Filing:                    02/21/01

Filer/Entity:                      Franklin Templeton Variable Insurance Products Trust
Registration No.:                  811-05583
CIK No.:                           0000837274
Accession No.:                     0000837274-01-000016
Date of Filing:                    03/02/01

If you have any questions regarding this filing, please contact me at (973) 802-6997.

                           Sincerely,
                           /s/C. Christopher Spraque
                          --------------------------------
                           C. Christopher Sprague
                           Vice President and Corporate Counsel